Share-Based Compensation - Summary of Changes in Unvested Restricted Stock (Parenthetical) (Details) - shares shares in Millions		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Restricted Stock, Target Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Award Based on Level of Performance Attained, Maximum	200.00%	200.00%
Percentage of Award Based on Level of Performance Attained, Minimum	0.00%	0.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Performance Based Awards Reflected	100.00%
Additional Shares Expected to Be Issued Based on Current Projection of Performance Target Levels	0.9